SEGMENT AND GEOGRAPHIC INFORMATION - Schedule of total revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SEGMENT AND GEOGRAPHIC INFORMATION
Total revenues	$ 245,604	$ 242,176	$ 244,383
Long-lived assets	59,325	59,855	47,605
The Americas, principally the United States
SEGMENT AND GEOGRAPHIC INFORMATION
Total revenues	127,992	125,204	126,419
Long-lived assets	4,130	4,684	5,026
Europe
SEGMENT AND GEOGRAPHIC INFORMATION
Total revenues	77,986	76,624	78,939
Long-lived assets	119	180	277
Eastern Asia
SEGMENT AND GEOGRAPHIC INFORMATION
Total revenues	34,057	32,745	35,352
Long-lived assets	964	829	859
Israel
SEGMENT AND GEOGRAPHIC INFORMATION
Total revenues	5,569	7,603	3,673
Long-lived assets	$ 54,112	$ 54,162	$ 41,443